SHORT-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2021
SHORT-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT
Summary of short-term debt

	2020	2021

	RMB (in millions)
Short-term bank borrowings and current portion of long-term loan (Note 17 )	26,756	39,113
Securitization debt	384	270
2025 Booking and Hillhouse Notes (Note 17)	6,525	—
2022 Notes (Note 17)	—	324
2022 Booking Note (Note 17)	—	159

Total	33,665	39,866